ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details 3) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, beginning	$ 3,291,242		$ 34,485
Intanginle acquired	0		3,569,300
Less: Amortization	303,336	$ 187,836	312,543	$ 14,520
Intangible asset, ending	2,987,906		3,291,242
IP/technology
Intangible assets, beginning	394,984		0
Intanginle acquired	0		438,000
Less: Amortization	46,926		43,016
Intangible asset, ending	348,058		394,984
Non-compete
Intangible assets, beginning	94,968		0
Intanginle acquired	0		123,200
Less: Amortization	30,798		28,232
Intangible asset, ending	64,170		94,968
tradename/trademarks
Intangible assets, beginning	2,801,290		0
Intanginle acquired	0		3,008,100
Less: Amortization	225,612		206,810
Intangible asset, ending	$ 2,575,678		2,801,290
Other
Intangible assets, beginning			34,485
Intanginle acquired			0
Less: Amortization			34,485
Intangible asset, ending			$ 0